Parent Company Only Condensed Financial Information - Condensed Balance Sheets (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Current assets
Cash and cash equivalents	¥ 1,106,795	$ 158,270	¥ 887,427	¥ 1,209,225
Short-term investments	2,869,681	410,359	3,561,977
Other Current assets	186,744	26,704	170,753
Total current assets	5,040,089	720,724	5,365,172
TOTAL ASSETS.	7,016,168	1,003,300	7,117,648
Current liabilities
Total current liabilities	4,794,567	685,614	5,270,478
TOTAL LIABILITIES.	5,839,951	835,102	6,193,632
Shareholders' equity:
Additional paid-in capital	14,260,014	2,039,155	14,181,030
Treasury stock	(59,969)	(8,575)	(51,176)
Accumulated deficit	(13,163,215)	(1,882,315)	(13,384,881)
Accumulated other comprehensive income	3,948	565	53,634
TOTAL SHAREHOLDERS' EQUITY	1,040,782	148,831	798,611	¥ 382,534	¥ 310,177
TOTAL LIABILITIES AND SHAREHOLDER'S EQUITY	7,016,168	1,003,300	7,117,648
Common Class A [Member]
Shareholders' equity:
Ordinary shares	3	1	3
Common Class B [Member]
Shareholders' equity:
Ordinary shares	1	0	1
Parent Company [Member]
Current assets
Cash and cash equivalents	1,317	188	172
Amounts due from subsidiaries	1,036,684	148,245	799,288
Other Current assets	3,256	466	754
Total current assets	1,041,257	148,899	800,214
TOTAL ASSETS.	1,041,257	148,899	800,214
Current liabilities
Accrued expenses and other current liabilities	475	68	1,603
Total current liabilities	475	68	1,603
TOTAL LIABILITIES.	475	68	1,603
Shareholders' equity:
Additional paid-in capital	14,260,014	2,039,155	14,181,030
Treasury stock	(59,969)	(8,575)	(51,176)
Accumulated deficit	(13,163,215)	(1,882,315)	(13,384,881)
Accumulated other comprehensive income	3,948	565	53,634
TOTAL SHAREHOLDERS' EQUITY	1,040,782	148,831	798,611
TOTAL LIABILITIES AND SHAREHOLDER'S EQUITY	1,041,257	148,899	800,214
Parent Company [Member] | Common Class A [Member]
Shareholders' equity:
Ordinary shares	3	1	3
Parent Company [Member] | Common Class B [Member]
Shareholders' equity:
Ordinary shares	¥ 1	$ 0	¥ 1